GMO Beyond China ETF
Schedule of Investments
(showing percentage of total net assets)
September 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.9%
	Brazil — 1.1%
18,461	WEG SA	126,918
	Czeck Republic — 0.5%
6,450	Moneta Money Bank AS	51,452
	Greece — 0.6%
2,040	Jumbo SA	69,984
	India — 27.4%
870	ABB India Ltd.	50,943
1,809	Amara Raja Energy & Mobility Ltd.	20,192
7,257	Asian Paints Ltd.	192,318
8,597	AU Small Finance Bank Ltd.	70,770
14,704	Bajaj Finance Ltd.	165,441
1,890	Balkrishna Industries Ltd.	48,938
21,711	Castrol India Ltd.	48,846
2,021	Ceat Ltd.	76,603
10,242	Chambal Fertilisers & Chemicals Ltd.	58,836
2,490	Coromandel International Ltd.	63,099
3,181	Cummins India Ltd.	140,727
3,780	Deepak Fertilisers & Petrochemicals Corp. Ltd.	63,902
348	Dixon Technologies India Ltd.	64,110
4,271	Eicher Motors Ltd.	337,202
1,790	Finolex Cables Ltd.	16,509
19,400	Firstsource Solutions Ltd.	71,809
3,570	HBL Engineering Ltd.	32,667
6,875	HDFC Bank Ltd. –ADR	234,850
5,722	Hero MotoCorp Ltd.	352,740
15,361	Hindalco Industries Ltd.	132,177
13,189	ICICI Bank Ltd. –ADR	398,703
3,463	Indian Hotels Co. Ltd.	28,109
17,371	IRCON International Ltd.	33,573
10,059	JM Financial Ltd.	18,195
653	KEI Industries Ltd.	29,778
1,089	Kirloskar Brothers Ltd.	23,819
19,937	Manappuram Finance Ltd.	63,389
194	Maruti Suzuki India Ltd.	35,036
1,043	Navin Fluorine International Ltd.	54,159
6,953	Nippon Life India Asset Management Ltd.	67,424
9,377	Paradeep Phosphates Ltd.	20,594
7,763	PCBL Chemical Ltd.	32,660
2,627	Shriram Finance Ltd.	18,280
1,770	SRF Ltd.	56,288
	Total India	3,122,686
	Indonesia — 6.2%
600,900	Aneka Tambang Tbk. PT	113,942
801,000	Bank Central Asia Tbk. PT	366,494
469,000	Bank Mandiri Persero Tbk. PT	123,828
427,000	Bank Negara Indonesia Persero Tbk. PT	105,053
	Total Indonesia	709,317
Shares	Description	Value ($)
	Malaysia — 1.2%
56,600	Gamuda Bhd.	74,373
47,468	Westports Holdings Bhd.	60,456
	Total Malaysia	134,829
	Mexico — 7.4%
17,825	Arca Continental SAB de CV	187,219
13,900	Banco del Bajio SA	35,043
10,260	Cemex SAB de CV –ADR	92,237
23,936	Corp. Inmobiliaria Vesta SAB de CV	67,913
426	Fomento Economico Mexicano SAB de CV –ADR	42,016
45,747	Gentera SAB de CV	119,079
5,650	Gruma SAB de CV –Class B	105,201
2,682	Grupo Financiero Banorte SAB de CV –ADR	134,583
18,008	Wal-Mart de Mexico SAB de CV	55,636
	Total Mexico	838,927
	Poland — 2.8%
2,740	Bank Polska Kasa Opieki SA	131,699
10,960	Powszechny Zaklad Ubezpieczen SA	163,918
220	Santander Bank Polska SA	28,618
	Total Poland	324,235
	South Korea — 9.5%
1,709	DB HiTek Co. Ltd.	69,186
6,046	HMM Co. Ltd.	86,399
3,251	Hyundai Engineering & Construction Co. Ltd.	126,050
1,299	Hyundai Glovis Co. Ltd.	153,134
1,089	LS Electric Co. Ltd.	220,819
7,053	Samsung Electronics Co. Ltd.	421,757
	Total South Korea	1,077,345
	Taiwan — 25.0%
6,210	Advantech Co. Ltd.	64,997
5,227	Bizlink Holding, Inc.	176,646
3,296	Chroma ATE, Inc.	62,615
16,427	Delta Electronics, Inc.	460,288
3,189	Evergreen Marine Corp. Taiwan Ltd.	18,729
9,369	MediaTek, Inc.	404,234
3,111	Parade Technologies Ltd.	75,637
3,513	Phison Electronics Corp.	81,376
34,798	Radiant Opto-Electronics Corp.	163,840
9,681	Realtek Semiconductor Corp.	174,701
7,913	Sinbon Electronics Co. Ltd.	59,715
3,961	Taiwan Semiconductor Manufacturing Co. Ltd. –ADR	1,106,268
	Total Taiwan	2,849,046
	Thailand — 6.8%
264,000	AP Thailand PCL –NVDR	72,100
9,000	Bangkok Bank PCL –NVDR	41,382
14,600	Delta Electronics Thailand PCL –NVDR	71,412

GMO Beyond China ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Thailand — continued
29,900	Kasikornbank PCL –NVDR	154,552
431,600	Krung Thai Bank PCL –NVDR	330,309
15,000	SCB X PCL –NVDR	59,482
79,000	Supalai PCL –NVDR	44,370
	Total Thailand	773,607
	Turkey — 1.8%
17,027	Arcelik AS *	51,805
12,259	Dogus Otomotiv Servis ve Ticaret AS	51,864
115,340	Mavi Giyim Sanayi Ve Ticaret AS –Class B	103,641
	Total Turkey	207,310
	United Arab Emirates — 3.3%
51,943	Aldar Properties PJSC	134,063
15,397	Emaar Development PJSC	56,381
52,529	Emaar Properties PJSC	186,630
	Total United Arab Emirates	377,074
	Vietnam — 6.3%
11,900	Bank for Foreign Trade of Vietnam JSC	27,915
76,615	Gelex Group JSC	160,883
27,600	Gemadept Corp.	70,906
59,200	Kinh Bac City Development Holding Corp. *	80,859
107,300	Mobile World Investment Corp.	315,445
14,214	PetroVietnam Gas JSC	32,483
19,900	Vietnam Prosperity JSC Bank	23,416
	Total Vietnam	711,907
	TOTAL COMMON STOCKS (COST $10,176,601)	11,374,637
	SHORT-TERM INVESTMENTS — 2.5%
	Money Market Funds — 2.5%
288,516	State Street Institutional Treasury Money Market Fund – Premier Class, 4.06% (a)	288,516
	TOTAL SHORT-TERM INVESTMENTS (COST $288,516)	288,516
	TOTAL INVESTMENTS — 102.4% (Cost $10,465,117)	11,663,153
	Other Assets and Liabilities (net) — (2.4)%	(277,937)
	TOTAL NET ASSETS — 100.0%	$11,385,216

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of September 30, 2025.

Portfolio Abbreviations:
ADR — American Depositary Receipt
JSC — Joint-Stock Company
NVDR — Non-Voting Depositary Receipt
PJSC — Private Joint-Stock Company

GMO International Quality ETF
Schedule of Investments
(showing percentage of total net assets)
September 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.4%
	Capital Goods — 12.9%
50,740	Assa Abloy AB – Class B	1,760,249
18,286	Knorr-Bremse AG	1,714,275
22,962	Kone OYJ – Class B	1,563,596
31,953	Safran SA – ADR	2,821,769
32,874	Schneider Electric SE	1,841,602
	Total Capital Goods	9,701,491
	Commercial & Professional Services — 2.5%
115,050	Brambles Ltd.	1,887,989
	Consumer Discretionary Distribution & Retail — 4.7%
64,082	Industria de Diseno Textil SA	3,533,812
	Consumer Durables & Apparel — 4.5%
27,518	LVMH Moet Hennessy Louis Vuitton SE – ADR	3,365,727
	Consumer Services — 8.6%
44,627	Amadeus IT Group SA	3,536,619
86,103	Compass Group PLC – ADR	2,958,499
	Total Consumer Services	6,495,118
	Food, Beverage & Tobacco — 13.1%
157,645	Davide Campari-Milano NV	993,897
18,421	Diageo PLC – ADR	1,757,916
14,573	Fomento Economico Mexicano SAB de CV – ADR	1,437,335
24,122	Kerry Group PLC – Class A	2,173,595
27,484	Nestle SA – ADR	2,522,207
49,392	Pernod Ricard SA – ADR	966,107
	Total Food, Beverage & Tobacco	9,851,057
	Health Care Equipment & Services — 3.7%
8,731	BioMerieux	1,166,522
11,800	Hoya Corp.	1,633,736
	Total Health Care Equipment & Services	2,800,258
	Household & Personal Products — 8.5%
5,192	Beiersdorf AG	542,515
34,698	L'Oreal SA – ADR	3,006,235
48,138	Unilever PLC – ADR	2,853,620
	Total Household & Personal Products	6,402,370
	Materials — 5.6%
57,103	Air Liquide SA – ADR	2,365,777
115,062	Shin-Etsu Chemical Co. Ltd. – ADR	1,875,511
	Total Materials	4,241,288
	Pharmaceuticals, Biotechnology & Life Sciences — 14.5%
299,060	Haleon PLC – ADR	2,682,568
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
20,906	Novartis AG – ADR	2,680,985
41,339	Novo Nordisk AS – ADR	2,293,901
56,627	Roche Holding AG – ADR	2,367,575
4,660	Sartorius Stedim Biotech	941,299
	Total Pharmaceuticals, Biotechnology & Life Sciences	10,966,328
	Semiconductors & Semiconductor Equipment — 10.2%
2,956	ASML Holding NV – NY Reg Shares	2,861,674
13,559	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	3,786,893
5,900	Tokyo Electron Ltd.	1,051,655
	Total Semiconductors & Semiconductor Equipment	7,700,222
	Software & Services — 8.4%
74,392	Dassault Systemes SE	2,490,063
14,396	SAP SE – ADR	3,846,755
	Total Software & Services	6,336,818
	Transportation — 2.2%
27,138	Ryanair Holdings PLC – ADR	1,634,250
	TOTAL COMMON STOCKS (COST $73,067,342)	74,916,728
	SHORT-TERM INVESTMENTS — 1.4%
	Money Market Funds — 1.4%
1,078,275	State Street Institutional Treasury Money Market Fund – Premier Class, 4.06% (a)	1,078,275
	TOTAL SHORT-TERM INVESTMENTS (COST $1,078,275)	1,078,275
	TOTAL INVESTMENTS — 100.8% (Cost $74,145,617)	75,995,003
	Other Assets and Liabilities (net) — (0.8)%	(583,310)
	TOTAL NET ASSETS — 100.0%	$75,411,693

Notes to Schedule of Investments:
(a)	The rate disclosed is the 7 day net yield as of September 30, 2025.

Portfolio Abbreviations:
ADR — American Depositary Receipt

GMO International Value ETF
Schedule of Investments
(showing percentage of total net assets)
September 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%
	Australia — 5.4%
74,501	Aurizon Holdings Ltd.	157,258
112,429	BHP Group Ltd. –ADR	6,267,917
25,309	BlueScope Steel Ltd.	379,989
178,394	Fortescue Ltd.	2,205,049
2,646	Rio Tinto Ltd.	213,657
5,221	Westpac Banking Corp.	134,631
36,400	Woodside Energy Group Ltd. –ADR	547,820
	Total Australia	9,906,321
	Austria — 1.1%
23,935	OMV AG	1,276,343
19,818	Raiffeisen Bank International AG	682,664
	Total Austria	1,959,007
	Belgium — 0.4%
7,322	Ageas SA	506,328
2,386	KBC Group NV	284,190
	Total Belgium	790,518
	Canada — 14.4%
18,906	Bank of Montreal	2,463,608
92,716	Bank of Nova Scotia	5,994,089
13,447	Canadian Imperial Bank of Commerce	1,074,281
7,348	Empire Co. Ltd. –Class A	263,730
126	Fairfax Financial Holdings Ltd.	220,282
5,294	IGM Financial, Inc.	192,710
1,769	Imperial Oil Ltd.	160,401
18,138	Magna International, Inc.	859,378
110,934	Manulife Financial Corp.	3,455,594
21,775	Parex Resources, Inc.	284,607
39,734	Power Corp. of Canada	1,719,323
3,468	Russel Metals, Inc.	103,863
52,586	Sun Life Financial, Inc.	3,156,737
80,023	Toronto-Dominion Bank	6,398,620
	Total Canada	26,347,223
	Denmark — 0.9%
207	AP Moller - Maersk AS –Class A	404,685
508	AP Moller - Maersk AS –Class B	995,937
4,462	Genmab AS –ADR*	136,850
18,210	H Lundbeck AS	130,431
	Total Denmark	1,667,903
	Finland — 0.3%
16,645	Valmet OYJ	552,650
	France — 10.1%
2,705	Aperam SA	87,716
7,410	ArcelorMittal SA	266,037
1,764	Arkema SA	111,007
9,852	AXA SA	470,073
52,590	BNP Paribas SA	4,774,611
Shares	Description	Value ($)
	France — continued
27,244	Carrefour SA	412,457
13,291	Credit Agricole SA	260,904
641	Ipsen SA	85,491
12,007	Orange SA	194,677
85,164	Sanofi SA –ADR	4,019,741
13,208	Societe Generale SA	873,967
1,923	Teleperformance SE	143,003
100,498	TotalEnergies SE –ADR	5,998,726
56,476	Valeo SE	705,161
	Total France	18,403,571
	Germany — 5.7%
17,028	Bayerische Motoren Werke AG	1,708,094
25,443	Daimler Truck Holding AG	1,046,095
42,141	Deutsche Bank AG	1,481,796
46,613	Deutsche Post AG	2,076,305
23,772	Deutsche Telekom AG –ADR	811,814
3,317	DWS Group GmbH & Co. KGaA	207,568
7,792	Fresenius Medical Care AG	408,559
5,768	Henkel AG & Co. KGaA	427,647
35,004	Mercedes-Benz Group AG	2,197,428
	Total Germany	10,365,306
	Hong Kong — 2.3%
123,000	CK Asset Holdings Ltd.	596,195
200,500	CK Hutchison Holdings Ltd.	1,320,443
29,500	Kerry Properties Ltd.	79,001
108,500	Sun Hung Kai Properties Ltd.	1,299,443
762,500	WH Group Ltd.	825,998
	Total Hong Kong	4,121,080
	Ireland — 0.1%
12,924	AIB Group PLC	117,063
	Israel — 0.9%
27,348	Bank Hapoalim BM	555,844
18,596	Bank Leumi Le-Israel BM	366,564
42,520	Israel Discount Bank Ltd. –Class A	420,296
2,119	Mizrahi Tefahot Bank Ltd.	139,403
12,850	ZIM Integrated Shipping Services Ltd.	174,118
	Total Israel	1,656,225
	Italy — 1.9%
20,316	Banco BPM SpA	303,517
51,931	BPER Banca SpA	575,309
2,056	Buzzi SpA	112,872
39,570	Intesa Sanpaolo SpA	260,811
143,703	Stellantis NV	1,326,772
213,279	Telecom Italia SpA *	111,503
13,150	Tenaris SA –ADR	470,375
19,056	Unipol Assicurazioni SpA	408,526
	Total Italy	3,569,685

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — 21.0%
24,100	Asahi Group Holdings Ltd.	289,343
13,900	Asahi Kasei Corp.	109,454
14,100	Bridgestone Corp.	652,918
23,600	Brother Industries Ltd.	395,528
1,700	Credit Saison Co. Ltd.	45,407
7,300	Dai Nippon Printing Co. Ltd.	124,172
15,000	Daito Trust Construction Co. Ltd.	329,141
49,800	Daiwa House Industry Co. Ltd.	1,791,500
9,600	Denso Corp.	138,627
11,200	Hitachi Construction Machinery Co. Ltd.	358,527
117,033	Honda Motor Co. Ltd. –ADR	3,604,616
8,800	Idemitsu Kosan Co. Ltd.	60,458
138,000	Inpex Corp.	2,494,330
43,400	Isuzu Motors Ltd.	548,645
56,300	Japan Post Holdings Co. Ltd.	559,631
62,000	Kirin Holdings Co. Ltd.	908,713
60,000	Komatsu Ltd.	2,093,519
83,453	Kubota Corp.	1,051,310
12,700	Mazda Motor Corp.	92,834
130,400	Mitsui & Co. Ltd.	3,244,900
2,600	Mitsui Mining & Smelting Co. Ltd.	202,272
16,500	Mitsui OSK Lines Ltd.	501,410
49,400	Nippon Yusen KK	1,687,253
10,900	Niterra Co. Ltd.	421,156
24,300	Nitto Denko Corp.	577,902
3,167,800	NTT, Inc.	3,313,782
57,900	Ono Pharmaceutical Co. Ltd.	666,759
53,300	ORIX Corp.	1,399,132
2,900	Otsuka Holdings Co. Ltd.	154,114
188,400	Panasonic Holdings Corp.	2,051,080
28,800	Renesas Electronics Corp.	332,236
7,000	Seiko Epson Corp.	89,840
31,100	Sekisui Chemical Co. Ltd.	579,372
26,900	Sekisui House Ltd.	612,451
55,900	Shionogi & Co. Ltd.	979,578
11,500	Sojitz Corp.	304,520
20,600	Subaru Corp.	422,071
43,600	Sumitomo Corp.	1,264,204
31,200	Sumitomo Forestry Co. Ltd.	371,632
7,300	Suntory Beverage & Food Ltd.	228,302
21,000	Suzuki Motor Corp.	306,796
16,400	Tosoh Corp.	242,809
6,500	Toyo Tire Corp.	172,779
58,600	Toyota Tsusho Corp.	1,625,433
102,600	Yamaha Motor Co. Ltd.	770,098
3,400	Yokohama Rubber Co. Ltd.	126,105
	Total Japan	38,296,659
	Netherlands — 3.7%
27,560	ABN AMRO Bank NV	881,724
7,092	EXOR NV	692,754
125,115	ING Groep NV –ADR	3,262,999
9,442	JDE Peet's NV	345,864
13,641	Koninklijke Ahold Delhaize NV	551,724
Shares	Description	Value ($)
	Netherlands — continued
3,091	NN Group NV	217,377
29,101	Signify NV	761,903
	Total Netherlands	6,714,345
	Norway — 2.5%
168,817	Equinor ASA –ADR	4,115,758
37,179	Orkla ASA	388,199
	Total Norway	4,503,957
	Singapore — 1.0%
95,400	Oversea-Chinese Banking Corp. Ltd.	1,215,842
23,200	United Overseas Bank Ltd.	621,928
	Total Singapore	1,837,770
	Spain — 5.6%
17,327	Acerinox SA	225,805
291,719	Banco Bilbao Vizcaya Argentaria SA –ADR	5,615,591
237,164	Banco Santander SA	2,470,899
113,069	Repsol SA	1,999,859
	Total Spain	10,312,154
	Sweden — 3.3%
6,904	Boliden AB *	280,651
12,707	Essity AB –Class B	331,766
4,822	SKF AB –Class B	119,444
48,103	SSAB AB –Class B	278,980
41,882	Swedbank AB –Class A	1,259,877
159,964	Telefonaktiebolaget LM Ericsson –ADR	1,322,902
83,218	Volvo AB –Class B	2,382,228
	Total Sweden	5,975,848
	Switzerland — 7.1%
22,048	Adecco Group AG	617,637
19,968	Nestle SA –ADR	1,832,463
41,762	Novartis AG –ADR	5,355,559
1,236	Roche Holding AG (a)	422,636
12,556	Roche Holding AG (a)	4,099,371
7,309	Sandoz Group AG –ADR	435,836
400	Swisscom AG	290,183
	Total Switzerland	13,053,685
	United Kingdom — 9.7%
10,028	3i Group PLC	551,469
84,856	Aberdeen Group PLC	225,393
14,094	Associated British Foods PLC	388,767
4,011	Berkeley Group Holdings PLC	206,929
400,588	BT Group PLC	1,029,822
9,123	DCC PLC	585,501
14,167	Drax Group PLC	133,277
96,146	GSK PLC –ADR	4,149,661
46,114	HSBC Holdings PLC –ADR	3,273,172
22,300	IG Group Holdings PLC	323,006

GMO International Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
358,742	ITV PLC	385,736
76,208	J Sainsbury PLC	342,324
253,540	Kingfisher PLC	1,052,623
69,693	Rio Tinto PLC –ADR	4,600,435
79,711	Schroders PLC	403,084
	Total United Kingdom	17,651,199
	TOTAL COMMON STOCKS (COST $158,546,418)	177,802,169

	PREFERRED STOCKS (b) — 1.5%
	Germany — 1.5%
1,705	Bayerische Motoren Werke AG	158,039
13,121	Volkswagen AG	1,416,618
13,327	Henkel AG & Co. KGaA	1,074,920
	Total Germany	2,649,577
	TOTAL PREFERRED STOCKS (COST $2,555,925)	2,649,577

	SHORT-TERM INVESTMENTS — 2.5%
	Money Market Funds — 2.5%
4,612,936	State Street Institutional Treasury Money Market Fund – Premier Class, 4.06% (c)	4,612,936
	TOTAL SHORT-TERM INVESTMENTS (COST $4,612,936)	4,612,936
	TOTAL INVESTMENTS — 101.4% (Cost $165,715,279)	185,064,682
	Other Assets and Liabilities (net) — (1.4)%	(2,501,328)
	TOTAL NET ASSETS — 100.0%	$182,563,354

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(c)	The rate disclosed is the 7 day net yield as of September 30, 2025.

Portfolio Abbreviations:
ADR — American Depositary Receipt

GMO Systematic Investment Grade Credit ETF
Schedule of Investments
(showing percentage of total net assets)
September 30, 2025 (Unaudited)

Par Value+	Description	Value ($)
	DEBT OBLIGATIONS — 98.2%
	Australia — 0.3%
	Corporate Debt — 0.3%
42,000	Westpac Banking Corp., 3.35%, due 03/08/27	41,704
	Canada — 6.0%
	Corporate Debt — 6.0%
21,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 0.89%, 4.93%, due 02/14/29	21,354
42,000	Bank of Nova Scotia, Variable Rate, 1 day USD SOFR + 1.07%, 5.13%, due 02/14/31	43,171
100,000	Brookfield Finance, Inc., 5.33%, due 01/15/36	100,528
120,000	Brookfield Finance, Inc., 4.70%, due 09/20/47	105,154
62,000	Canadian Imperial Bank of Commerce, Variable Rate, 1 day USD SOFR + 1.34%, 4.63%, due 09/11/30	62,708
62,000	Emera U.S. Finance LP, 4.75%, due 06/15/46	53,498
45,000	Rogers Communications, Inc., 5.30%, due 02/15/34	45,652
105,000	South Bow USA Infrastructure Holdings LLC, 6.18%, due 10/01/54	102,368
42,000	Toronto-Dominion Bank, 5.30%, due 01/30/32	43,864
126,000	Toronto-Dominion Bank, 3.20%, due 03/10/32	116,994
	Total Canada	695,291
	United Kingdom — 4.4%
	Corporate Debt — 4.4%
92,000	BAT Capital Corp., 7.08%, due 08/02/43	104,115
122,000	BAT Capital Corp., 4.54%, due 08/15/47	102,302
95,000	nVent Finance SARL, 5.65%, due 05/15/33	99,193
117,000	Smith & Nephew PLC, 2.03%, due 10/14/30	104,590
97,000	Smith & Nephew PLC, 5.40%, due 03/20/34	100,148
	Total United Kingdom	510,348
	United States — 87.5%
	Corporate Debt — 87.5%
42,000	3M Co., 3.38%, due 03/01/29	41,017
62,000	Advanced Micro Devices, Inc., 4.32%, due 03/24/28	62,540
107,000	AGCO Corp., 5.80%, due 03/21/34	111,228
115,000	Albemarle Corp., 4.65%, due 06/01/27	115,118
115,000	Albemarle Corp., 5.05%, due 06/01/32	113,536
100,000	Ally Financial, Inc., Variable Rate, 1 day USD SOFR + 1.78%, 5.55%, due 07/31/33	100,370
101,000	Ally Financial, Inc., Variable Rate, 1 day USD SOFR + 2.29%, 6.18%, due 07/26/35	104,171
133,000	Altria Group, Inc., 3.40%, due 02/04/41	103,089
133,000	Altria Group, Inc., 3.88%, due 09/16/46	101,947
Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
42,000	American Express Co., Variable Rate, 1 day USD SOFR + 1.42%, 5.28%, due 07/26/35	43,353
42,000	American Express Co., Variable Rate, 1 day USD SOFR + 1.79%, 5.67%, due 04/25/36	44,373
25,000	Amphenol Corp., 2.20%, due 09/15/31	22,186
100,000	AppLovin Corp., 5.38%, due 12/01/31	103,448
115,000	AppLovin Corp., 5.95%, due 12/01/54	116,501
163,000	Aptiv Swiss Holdings Ltd., 3.10%, due 12/01/51	103,463
137,000	Aptiv Swiss Holdings Ltd., 4.15%, due 05/01/52	103,616
42,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR Index + 2.07%, 5.83%, due 10/25/33	45,236
102,000	Bank of New York Mellon Corp., Variable Rate, 1 day USD SOFR + 1.85%, 6.47%, due 10/25/34	113,687
102,000	Boeing Co., 5.93%, due 05/01/60	101,898
97,000	Boeing Co., 7.01%, due 05/01/64	112,292
100,000	BorgWarner, Inc., 4.95%, due 08/15/29	102,100
100,000	BorgWarner, Inc., 5.40%, due 08/15/34	103,169
95,000	Boston Properties LP, 6.50%, due 01/15/34	102,455
100,000	Boston Properties LP, 5.75%, due 01/15/35	102,218
42,000	Capital One Financial Corp., Variable Rate, 1 day USD SOFR + 2.86%, 6.38%, due 06/08/34	45,430
42,000	Capital One Financial Corp., Variable Rate, 1 day USD SOFR Index + 3.37%, 7.96%, due 11/02/34	49,658
42,000	CenterPoint Energy Houston Electric LLC, 5.20%, due 10/01/28	43,331
42,000	CenterPoint Energy Houston Electric LLC, 4.95%, due 04/01/33	42,739
100,000	CH Robinson Worldwide, Inc., 4.20%, due 04/15/28	100,071
42,000	Charles Schwab Corp., Variable Rate, 1 day USD SOFR + 2.50%, 5.85%, due 05/19/34	44,950
42,000	Charles Schwab Corp., Variable Rate, 1 day USD SOFR + 2.01%, 6.14%, due 08/24/34	45,750
21,000	Citigroup, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.65%, 3.67%, due 07/24/28	20,815
96,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 1.91%, 5.72%, due 07/23/32	100,237
93,000	Citizens Financial Group, Inc., Variable Rate, 1 day USD SOFR + 2.33%, 6.65%, due 04/25/35	102,329
54,000	Comerica, Inc., Variable Rate, 1 day USD SOFR + 2.16%, 5.98%, due 01/30/30	56,195
25,000	Constellation Energy Generation LLC, 5.60%, due 03/01/28	25,837
90,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	100,299
107,000	Corning, Inc., 5.35%, due 11/15/48	103,637
67,000	Crown Castle, Inc., 2.90%, due 03/15/27	65,709

GMO Systematic Investment Grade Credit ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2025 (Unaudited)
Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
50,000	Crown Castle, Inc., 5.00%, due 01/11/28	50,703
71,000	CVS Health Corp., 5.13%, due 07/20/45	64,451
107,000	CVS Health Corp., 5.05%, due 03/25/48	95,202
62,000	Dollar Tree, Inc., 2.65%, due 12/01/31	55,275
42,000	EIDP, Inc., 5.13%, due 05/15/32	43,202
62,000	EIDP, Inc., 4.80%, due 05/15/33	62,359
42,000	Entergy Louisiana LLC, 5.35%, due 03/15/34	43,581
102,000	Estee Lauder Cos., Inc., 4.38%, due 05/15/28	102,747
112,000	Estee Lauder Cos., Inc., 2.60%, due 04/15/30	104,426
42,000	First Horizon Corp., Variable Rate, 1 day USD SOFR + 1.77%, 5.51%, due 03/07/31	43,233
115,000	Flex Ltd., 4.88%, due 06/15/29	116,203
115,000	Flex Ltd., 4.88%, due 05/12/30	116,132
100,000	General Electric Co., 4.30%, due 07/29/30	100,594
105,000	General Motors Co., 6.25%, due 04/15/35	110,430
105,000	General Motors Co., 6.75%, due 04/01/46	112,447
42,000	Goldman Sachs Group, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.77%, 3.69%, due 06/05/28	41,698
62,000	Goldman Sachs Group, Inc., Variable Rate, 3 mo. USD Term SOFR + 1.69%, 4.41%, due 04/23/39	57,340
85,000	GXO Logistics, Inc., 6.25%, due 05/06/29	89,264
107,000	Hasbro, Inc., 3.90%, due 11/19/29	104,219
97,000	Hasbro, Inc., 6.05%, due 05/14/34	101,453
126,000	HCA, Inc., 5.25%, due 06/15/49	115,415
62,000	HCA, Inc., 6.10%, due 04/01/64	62,250
92,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	88,765
42,000	Howmet Aerospace, Inc., 4.85%, due 10/15/31	43,094
62,000	Huntington Ingalls Industries, Inc., 5.75%, due 01/15/35	65,038
195,000	Intel Corp., 3.10%, due 02/15/60	115,554
105,000	Intel Corp., 5.90%, due 02/10/63	102,269
40,000	Interstate Power & Light Co., 5.60%, due 06/29/35	41,557
112,000	Jacobs Engineering Group, Inc., 6.35%, due 08/18/28	118,266
97,000	Jacobs Engineering Group, Inc., 5.90%, due 03/01/33	102,552
97,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, due 04/19/29	100,986
102,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 4.90%, due 12/01/32	103,860
42,000	JPMorgan Chase & Co., Variable Rate, 1 day USD SOFR + 1.99%, 4.85%, due 07/25/28	42,555
42,000	JPMorgan Chase & Co., Variable Rate, 3 mo. USD Term SOFR + 1.59%, 4.45%, due 12/05/29	42,348
27,000	Kroger Co., 4.45%, due 02/01/47	23,019
Par Value+	Description	Value ($)
	United States — continued
	Corporate Debt — continued
95,000	L3Harris Technologies, Inc., 5.35%, due 06/01/34	98,447
97,000	Las Vegas Sands Corp., 6.00%, due 08/15/29	101,028
97,000	Las Vegas Sands Corp., 6.20%, due 08/15/34	101,507
110,000	Marathon Petroleum Corp., 5.70%, due 03/01/35	113,545
97,000	MasTec, Inc., 5.90%, due 06/15/29	101,528
102,000	Microchip Technology, Inc., 5.05%, due 03/15/29	104,222
102,000	Microchip Technology, Inc., 5.05%, due 02/15/30	104,308
105,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.58%, 5.83%, due 04/19/35	111,935
107,000	Morgan Stanley, Variable Rate, 1 day USD SOFR + 1.56%, 5.32%, due 07/19/35	110,408
62,000	MPLX LP, 4.70%, due 04/15/48	51,913
42,000	MPLX LP, 5.50%, due 02/15/49	39,100
125,000	Mylan, Inc., 5.20%, due 04/15/48	102,422
42,000	National Fuel Gas Co., 5.50%, due 03/15/30	43,412
42,000	National Fuel Gas Co., 5.95%, due 03/15/35	43,800
110,000	NetApp, Inc., 5.50%, due 03/17/32	114,449
35,000	Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, due 03/15/34	36,506
91,000	Oracle Corp., 6.90%, due 11/09/52	101,251
109,000	Oracle Corp., 5.50%, due 09/27/64	99,826
107,000	Paramount Global, 4.20%, due 05/19/32	99,679
127,000	Paramount Global, 4.95%, due 05/19/50	100,968
42,000	Philip Morris International, Inc., 5.38%, due 02/15/33	43,861
42,000	Philip Morris International, Inc., 5.25%, due 02/13/34	43,369
30,000	Phillips 66 Co., 4.90%, due 10/01/46	26,349
105,000	Piedmont Operating Partnership LP, 9.25%, due 07/20/28	116,591
100,000	Polaris, Inc., 6.95%, due 03/15/29	106,155
105,000	Qorvo, Inc., 4.38%, due 10/15/29	102,924
25,000	Quanta Services, Inc., 5.25%, due 08/09/34	25,630
62,000	RTX Corp., 3.50%, due 03/15/27	61,500
42,000	RTX Corp., 6.10%, due 03/15/34	45,990
97,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 1.88%, 5.74%, due 03/20/31	100,141
97,000	Santander Holdings USA, Inc., Variable Rate, 1 day USD SOFR + 2.14%, 6.34%, due 05/31/35	103,379
110,000	Simon Property Group LP, 5.85%, due 03/08/53	114,117
90,000	Simon Property Group LP, 6.65%, due 01/15/54	103,290
117,000	Sun Communities Operating LP, 4.20%, due 04/15/32	113,350
100,000	Synchrony Financial, Variable Rate, 1 day USD SOFR Index + 2.13%, 5.94%, due 08/02/30	103,653

GMO Systematic Investment Grade Credit ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2025 (Unaudited)
Par Value+ / Shares	Description	Value ($)
	United States — continued
	Corporate Debt — continued
100,000	Synchrony Financial, Variable Rate, 1 day USD SOFR + 2.07%, 6.00%, due 07/29/36	102,284
112,000	System Energy Resources, Inc., 5.30%, due 12/15/34	112,733
117,000	Take-Two Interactive Software, Inc., 3.70%, due 04/14/27	116,068
42,000	Take-Two Interactive Software, Inc., 4.95%, due 03/28/28	42,757
102,000	Tapestry, Inc., 5.10%, due 03/11/30	104,320
102,000	Tapestry, Inc., 5.50%, due 03/11/35	104,192
70,000	Trimble, Inc., 6.10%, due 03/15/33	75,249
140,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	116,337
111,000	VeriSign, Inc., 2.70%, due 06/15/31	100,047
42,000	VeriSign, Inc., 5.25%, due 06/01/32	43,143
112,000	VMware LLC, 1.80%, due 08/15/28	105,084
102,000	VMware LLC, 4.70%, due 05/15/30	103,261
133,000	Western Midstream Operating LP, 5.30%, due 03/01/48	115,695
42,000	Williams Cos., Inc., 5.15%, due 03/15/34	42,639
	Total United States	10,176,847
	TOTAL DEBT OBLIGATIONS (COST $11,288,923)	11,424,190

	SHORT-TERM INVESTMENTS — 1.1%
	Money Market Funds — 1.1%
121,843	State Street Institutional Treasury Money Market Fund – Premier Class, 4.06% (a)	121,843
	TOTAL SHORT-TERM INVESTMENTS (COST $121,843)	121,843
	TOTAL INVESTMENTS — 99.3% (Cost $11,410,766)	11,546,033
	Other Assets and Liabilities (net) — 0.7%	84,468
	TOTAL NET ASSETS — 100.0%	$11,630,501

Notes to Schedule of Investments:
+	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate disclosed is the 7 day net yield as of September 30, 2025.

Portfolio Abbreviations:
SOFR — Secured Overnight Financing Rate
USD — United States Dollar

GMO U.S. Quality ETF
Schedule of Investments
(showing percentage of total net assets)
September 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.3%
	Banks — 4.1%
1,307,480	U.S. Bancorp	63,190,509
481,032	Wells Fargo & Co.	40,320,102
	Total Banks	103,510,611
	Capital Goods — 1.6%
135,101	General Electric Co.	40,641,083
	Consumer Discretionary Distribution & Retail — 3.8%
250,134	Amazon.com, Inc. *	54,921,922
291,630	TJX Cos., Inc.	42,152,200
	Total Consumer Discretionary Distribution & Retail	97,074,122
	Consumer Services — 4.4%
1,359,793	Aramark	52,216,051
234,956	Hilton Worldwide Holdings, Inc.	60,956,985
	Total Consumer Services	113,173,036
	Financial Services — 3.2%
146,355	Tradeweb Markets, Inc. – Class A	16,242,478
190,131	Visa, Inc. – Class A	64,906,921
	Total Financial Services	81,149,399
	Food, Beverage & Tobacco — 5.4%
903,999	Brown-Forman Corp. – Class B	24,480,293
516,063	Coca-Cola Co.	34,225,298
322,577	Constellation Brands, Inc. – Class A	43,441,444
573,572	Mondelez International, Inc. – Class A	35,831,043
	Total Food, Beverage & Tobacco	137,978,078
	Health Care Equipment & Services — 12.6%
725,229	Abbott Laboratories	97,137,172
112,272	Cigna Group	32,362,404
182,607	Elevance Health, Inc.	59,003,974
85,769	Intuitive Surgical, Inc. *	38,358,470
127,434	Quest Diagnostics, Inc.	24,286,372
199,625	UnitedHealth Group, Inc.	68,930,512
	Total Health Care Equipment & Services	320,078,904
	Household & Personal Products — 2.6%
437,738	Procter & Gamble Co.	67,258,444
	Media & Entertainment — 9.5%
516,632	Alphabet, Inc. – Class A	125,593,239
159,009	Meta Platforms, Inc. – Class A	116,773,029
	Total Media & Entertainment	242,366,268
	Pharmaceuticals, Biotechnology & Life Sciences — 11.0%
73,562	Eli Lilly & Co.	56,127,806
575,585	Johnson & Johnson	106,724,971
Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
450,068	Merck & Co., Inc.	37,774,207
162,102	Thermo Fisher Scientific, Inc.	78,622,712
	Total Pharmaceuticals, Biotechnology & Life Sciences	279,249,696
	Semiconductors & Semiconductor Equipment — 16.1%
355,167	Broadcom, Inc.	117,173,145
83,573	KLA Corp.	90,141,838
970,402	Lam Research Corp.	129,936,828
400,680	Texas Instruments, Inc.	73,616,936
	Total Semiconductors & Semiconductor Equipment	410,868,747
	Software & Services — 19.0%
312,666	Accenture PLC – Class A	77,103,435
405,127	Microsoft Corp.	209,835,530
395,196	Oracle Corp.	111,144,923
358,372	Salesforce, Inc.	84,934,164
	Total Software & Services	483,018,052
	Technology Hardware & Equipment — 4.4%
441,301	Apple, Inc.	112,368,474
	Transportation — 1.6%
409,308	Uber Technologies, Inc. *	40,099,905
	TOTAL COMMON STOCKS (COST $2,260,337,795)	2,528,834,819
	SHORT-TERM INVESTMENTS — 0.8%
	Money Market Funds — 0.8%
19,822,257	State Street Institutional Treasury Money Market Fund – Premier Class, 4.06% (a)	19,822,257
	TOTAL SHORT-TERM INVESTMENTS (COST $19,822,257)	19,822,257
	TOTAL INVESTMENTS — 100.1% (Cost $2,280,160,052)	2,548,657,076
	Other Assets and Liabilities (net) — (0.1)%	(3,373,436)
	TOTAL NET ASSETS — 100.0%	$2,545,283,640

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of September 30, 2025.

GMO U.S. Value ETF
Schedule of Investments
(showing percentage of total net assets)
September 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%
	Automobiles & Components — 2.5%
1,416	Aptiv PLC *	122,087
4,055	BorgWarner, Inc.	178,258
21,187	Ford Motor Co.	253,396
8,713	General Motors Co.	531,232
2,680	Lear Corp.	269,635
	Total Automobiles & Components	1,354,608
	Banks — 9.9%
20,128	Bank of America Corp.	1,038,403
6,799	Citigroup, Inc.	690,098
1,947	Fifth Third Bancorp	86,739
6,492	Huntington Bancshares, Inc.	112,117
4,504	JPMorgan Chase & Co.	1,420,697
1,173	M&T Bank Corp.	231,808
3,007	PNC Financial Services Group, Inc.	604,196
2,799	Regions Financial Corp.	73,810
3,404	Truist Financial Corp.	155,631
13,140	U.S. Bancorp	635,056
3,280	Wells Fargo & Co.	274,930
	Total Banks	5,323,485
	Capital Goods — 2.7%
1,235	A.O. Smith Corp.	90,661
996	Carrier Global Corp.	59,461
1,121	Cummins, Inc.	473,477
393	EnerSys	44,393
366	Honeywell International, Inc.	77,043
919	Mueller Industries, Inc.	92,920
328	Northrop Grumman Corp.	199,857
778	Oshkosh Corp.	100,907
378	Owens Corning	53,472
2,242	PACCAR, Inc.	220,434
545	Timken Co.	40,973
	Total Capital Goods	1,453,598
	Commercial & Professional Services — 0.2%
1,421	Concentrix Corp.	65,579
1,309	Genpact Ltd.	54,834
	Total Commercial & Professional Services	120,413
	Consumer Discretionary Distribution & Retail — 2.8%
2,930	Academy Sports & Outdoors, Inc.	146,559
1,136	AutoNation, Inc. *	248,523
2,861	Bath & Body Works, Inc.	73,699
1,516	Best Buy Co., Inc.	114,640
4,816	eBay, Inc.	438,015
513	Group 1 Automotive, Inc.	224,443
2,534	LKQ Corp.	77,388
3,104	Macy's, Inc.	55,655
Shares	Description	Value ($)
	Consumer Discretionary Distribution & Retail — continued
1,637	Signet Jewelers Ltd.	157,021
	Total Consumer Discretionary Distribution & Retail	1,535,943
	Consumer Durables & Apparel — 3.7%
2,988	Crocs, Inc. *	249,647
2,396	DR Horton, Inc.	406,050
3,804	KB Home	242,086
1,843	Lennar Corp. – Class A	232,292
241	M/I Homes, Inc. *	34,810
1,720	Meritage Homes Corp.	124,580
315	Mohawk Industries, Inc. *	40,610
1,667	Polaris, Inc.	96,903
1,540	PulteGroup, Inc.	203,480
1,806	PVH Corp.	151,289
1,336	Steven Madden Ltd.	44,729
566	Taylor Morrison Home Corp. *	37,362
2,104	Tri Pointe Homes, Inc. *	71,473
1,580	YETI Holdings, Inc. *	52,424
	Total Consumer Durables & Apparel	1,987,735
	Consumer Services — 1.1%
10,402	H&R Block, Inc.	526,029
2,271	Perdoceo Education Corp.	85,526
	Total Consumer Services	611,555
	Consumer Staples Distribution & Retail — 2.3%
4,789	Albertsons Cos., Inc. – Class A	83,855
1,232	Dollar General Corp.	127,327
7,224	Kroger Co.	486,970
5,811	Target Corp.	521,247
	Total Consumer Staples Distribution & Retail	1,219,399
	Energy — 9.3%
9,303	Chevron Corp.	1,444,663
4,816	ConocoPhillips	455,546
2,597	Coterra Energy, Inc.	61,419
1,518	Devon Energy Corp.	53,221
6,951	EOG Resources, Inc.	779,346
16,905	Exxon Mobil Corp.	1,906,039
6,687	Kinder Morgan, Inc.	189,309
269	Marathon Petroleum Corp.	51,847
1,219	Ovintiv, Inc.	49,223
	Total Energy	4,990,613
	Equity Real Estate Investment Trusts (REITs) — 0.6%
10,464	VICI Properties, Inc.	341,231
	Financial Services — 10.3%
671	Affiliated Managers Group, Inc.	159,986
2,216	American Express Co.	736,067

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial Services — continued
1,795	Bank of New York Mellon Corp.	195,583
3,138	Blue Owl Capital Corp.	40,072
2,330	Bread Financial Holdings, Inc.	129,944
2,765	Capital One Financial Corp.	587,784
1,056	Enova International, Inc. *	121,535
1,975	Federated Hermes, Inc.	102,562
3,757	Franklin Resources, Inc.	86,899
537	Goldman Sachs Group, Inc.	427,640
6,444	Invesco Ltd.	147,825
3,113	Janus Henderson Group PLC	138,560
15,849	MGIC Investment Corp.	449,636
2,302	Morgan Stanley	365,926
6,960	PayPal Holdings, Inc. *	466,738
9,706	Radian Group, Inc.	351,551
2,351	Sixth Street Specialty Lending, Inc.	53,744
6,278	SLM Corp.	173,775
2,896	State Street	335,965
2,956	Synchrony Financial	210,024
1,822	T. Rowe Price Group, Inc.	187,010
13,493	Western Union Co.	107,809
	Total Financial Services	5,576,635
	Food, Beverage & Tobacco — 3.5%
3,388	Altria Group, Inc.	223,811
2,692	Archer-Daniels-Midland Co.	160,820
1,097	Bunge Global SA	89,131
1,791	Coca-Cola Co.	118,779
7,559	General Mills, Inc.	381,125
5,588	Keurig Dr. Pepper, Inc.	142,550
3,672	Kraft Heinz Co.	95,619
4,654	Mondelez International, Inc. – Class A	290,735
1,945	PepsiCo, Inc.	273,156
1,695	Tyson Foods, Inc. – Class A	92,039
	Total Food, Beverage & Tobacco	1,867,765
	Health Care Equipment & Services — 6.0%
4,830	Centene Corp. *	172,335
2,872	Cigna Group	827,854
15,142	CVS Health Corp.	1,141,555
1,677	Elevance Health, Inc.	541,872
1,590	Humana, Inc.	413,670
1,409	Medtronic PLC	134,193
	Total Health Care Equipment & Services	3,231,479
	Household & Personal Products — 0.8%
895	Colgate-Palmolive Co.	71,546
6,328	Kenvue, Inc.	102,703
884	Kimberly-Clark Corp.	109,917
810	Procter & Gamble Co.	124,457
	Total Household & Personal Products	408,623
	Insurance — 5.8%
4,525	Aflac, Inc.	505,442
Shares	Description	Value ($)
	Insurance — continued
1,439	Allstate Corp.	308,881
3,348	Arch Capital Group Ltd.	303,764
1,913	Chubb Ltd.	539,944
3,620	Hartford Insurance Group, Inc.	482,872
2,611	MetLife, Inc.	215,068
1,099	Old Republic International Corp.	46,675
1,616	Progressive Corp.	399,071
1,157	Travelers Cos., Inc.	323,058
	Total Insurance	3,124,775
	Materials — 1.8%
1,672	Commercial Metals Co.	95,772
840	CRH PLC	100,716
2,441	FMC Corp.	82,091
1,197	LyondellBasell Industries NV – Class A	58,701
61	NewMarket Corp.	50,521
2,316	Nucor Corp.	313,656
947	PPG Industries, Inc.	99,539
3,919	Sealed Air Corp.	138,537
378	Steel Dynamics, Inc.	52,704
	Total Materials	992,237
	Media & Entertainment — 8.3%
1,528	Alphabet, Inc. – Class A	371,457
1,204	Alphabet, Inc. – Class C	293,234
35,384	Comcast Corp. – Class A	1,111,765
1,066	Electronic Arts, Inc.	215,012
1,915	Fox Corp. – Class A	120,760
7,816	Fox Corp. – Class B	447,779
1,845	Match Group, Inc.	65,165
2,391	Meta Platforms, Inc. – Class A	1,755,903
974	Omnicom Group, Inc.	79,410
	Total Media & Entertainment	4,460,485
	Pharmaceuticals, Biotechnology & Life Sciences — 12.0%
22,035	Bristol-Myers Squibb Co.	993,779
3,298	Gilead Sciences, Inc.	366,078
10,591	Johnson & Johnson	1,963,783
14,726	Merck & Co., Inc.	1,235,953
18,761	Organon & Co.	200,367
48,758	Pfizer, Inc.	1,242,354
832	Regeneron Pharmaceuticals, Inc.	467,809
	Total Pharmaceuticals, Biotechnology & Life Sciences	6,470,123
	Semiconductors & Semiconductor Equipment — 4.2%
2,291	Applied Materials, Inc.	469,059
2,667	Lam Research Corp.	357,111
492	NXP Semiconductors NV	112,043
8,007	QUALCOMM, Inc.	1,332,045
	Total Semiconductors & Semiconductor Equipment	2,270,258

GMO U.S. Value ETF
Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Software & Services — 1.9%
569	Akamai Technologies, Inc. *	43,107
7,278	Cognizant Technology Solutions Corp. – Class A	488,136
1,155	International Business Machines Corp.	325,895
1,970	Zoom Communications, Inc. *	162,525
	Total Software & Services	1,019,663
	Technology Hardware & Equipment — 4.0%
1,971	Arrow Electronics, Inc. *	238,491
6,927	Avnet, Inc.	362,143
14,215	Cisco Systems, Inc.	972,590
12,294	Hewlett Packard Enterprise Co.	301,941
8,982	HP, Inc.	244,580
1,178	Vontier Corp.	49,441
	Total Technology Hardware & Equipment	2,169,186
	Telecommunication Services — 3.3%
16,741	AT&T, Inc.	472,766
29,403	Verizon Communications, Inc.	1,292,262
	Total Telecommunication Services	1,765,028
	Transportation — 1.7%
1,459	CSX Corp.	51,809
2,692	Delta Air Lines, Inc.	152,771
1,291	FedEx Corp.	304,431
4,602	United Parcel Service, Inc. – Class B	384,405
	Total Transportation	893,416
	Utilities — 0.2%
2,029	Exelon Corp.	91,325
	TOTAL COMMON STOCKS (COST $51,291,867)	53,279,578
	SHORT-TERM INVESTMENTS — 1.6%
	Money Market Funds — 1.6%
868,082	State Street Institutional Treasury Money Market Fund – Premier Class, 4.06% (a)	868,082
	TOTAL SHORT-TERM INVESTMENTS (COST $868,082)	868,082
	TOTAL INVESTMENTS — 100.5% (Cost $52,159,949)	54,147,660
	Other Assets and Liabilities (net) — (0.5)%	(262,976)
	TOTAL NET ASSETS — 100.0%	$53,884,684

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of September 30, 2025.

Organization
Each of GMO Beyond China ETF, GMO International Quality ETF, GMO International Value ETF, GMO Systematic Investment Grade Credit ETF, GMO U.S. Quality ETF and GMO U.S. Value ETF (each a “Fund” and collectively the “Funds”) is an exchange-traded fund (“ETF”) and a separate operating series of The 2023 ETF Series Trust II (the “Trust”), a Delaware statutory trust since June 13, 2023 that is registered with the Securities and Exchange Commission as an open-end management investment company. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds’ investment adviser (the “Adviser”).
Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each year as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.
Please see the Fund’s Prospectus, available on www.gmo.com, for information regarding specific risks for the Fund.
Basis of presentation
The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires GMO to make estimates and assumptions that affect the reported amounts and disclosures in the
Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.
Security valuation
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations determined using other significant direct or indirect observable inputs.
Level 3: Valuations based primarily on inputs that are unobservable and significant.
The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.
Securities in the portfolio of the Fund for which market quotations are readily available are generally valued at the last sale price or official closing price, as applicable, on an exchange or the most recent quoted price published by the exchange (if no reported last sale or official closing price); or the quoted price provided by a pricing source (in the event the Adviser deems the private market to be a more reliable indicator or market value than the exchange).
The Fund’s Board of Trustees (the “Board”) has designated the Adviser as the valuation designee for the Fund under Rule 2a-5 of the Investment Company Act of 1940 (the “1940 Act”), subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of September 30, 2025:
Description	Level 1	Level 2	Level 3	Total
GMO Beyond China ETF
Asset Valuation Inputs

Common Stocks	$11,374,637	$—	$—	$11,374,637
Short-Term Investments	288,516	—	—	288,516
Total Investments	11,663,153	—	—	11,663,153
Total	$11,663,153	$—	$—	$11,663,153

Description	Level 1	Level 2	Level 3	Total
GMO International Quality ETF
Asset Valuation Inputs

Common Stocks	$74,916,728	$—	$—	$74,916,728
Short-Term Investments	1,078,275	—	—	1,078,275
Total Investments	75,995,003	—	—	75,995,003
Total	$75,995,003	$—	$—	$75,995,003

Description	Level 1	Level 2	Level 3	Total
GMO International Value ETF
Asset Valuation Inputs

Common Stocks	$177,802,169	$—	$—	$177,802,169
Preferred Stocks	2,649,577	—	—	2,649,577
Short-Term Investments	4,612,936	—	—	4,612,936
Total Investments	185,064,682	—	—	185,064,682
Total	$185,064,682	$—	$—	$185,064,682

Description	Level 1	Level 2	Level 3	Total
GMO Systematic Investment Grade Credit ETF
Asset Valuation Inputs

Corporate Debt	$—	$11,424,190	$—	$11,424,190
Short-Term Investments	121,843	—	—	121,843
Total Investments	121,843	11,424,190	—	11,546,033
Total	$121,843	$11,424,190	$—	$11,546,033

Description	Level 1	Level 2	Level 3	Total
GMO U.S. Quality ETF
Asset Valuation Inputs

Common Stocks	$2,528,834,819	$—	$—	$2,528,834,819
Short-Term Investments	19,822,257	—	—	19,822,257
Total Investments	2,548,657,076	—	—	2,548,657,076
Total	$2,548,657,076	$—	$—	$2,548,657,076

Description	Level 1	Level 2	Level 3	Total
GMO U.S. Value ETF
Asset Valuation Inputs

Common Stocks	$53,279,578	$—	$—	$53,279,578
Short-Term Investments	868,082	—	—	868,082
Total Investments	54,147,660	—	—	54,147,660
Total	$54,147,660	$—	$—	$54,147,660
Subsequent events
Effective October 28, 2025, the name of the trust was changed from The 2023 ETF Series Trust II to GMO ETF Trust.
For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report and/or financial statements and other information, available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.